Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,645)	$ (109,951)	$ (10,256)
Other comprehensive income (loss), net of reclassification adjustments:
Foreign currency translation adjustments	196	1,828	(219)
Net increase (decrease) from foreign exchange contracts designated as hedges	2,228	(16)	(1,253)
Benefit for income taxes on net increase (decrease) from foreign exchange contracts designated as hedges	0	0	84
Other comprehensive income (loss)	2,424	1,811	(1,388)
Comprehensive loss	(9,221)	(108,140)	(11,644)
Comprehensive income attributable to noncontrolling interest	3,665	4,627	4,420
Comprehensive loss attributable to Cognyte Software Ltd.	$ (12,886)	$ (112,767)	$ (16,064)